UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10221

AB TRUST

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2015

Date of reporting period: February 28, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB International Value Fund

Portfolio of Investments

February 28, 2015 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.1%
Financials - 25.1%
Banks - 15.0%
Bank Hapoalim BM	619,352	$2,796,171
Bank of Baroda	456,250	1,341,704
Bank of China Ltd.-Class H	4,415,000	2,544,813
Bank of Queensland Ltd.	443,030	4,822,614
Commerzbank AG (a)	202,410	2,728,479
Danske Bank A/S	214,240	5,669,584
HSBC Holdings PLC	559,160	4,984,459
ICICI Bank Ltd.	315,600	1,723,095
ING Groep NV (a)	397,275	5,892,854
Intesa Sanpaolo SpA	1,045,400	3,488,309
Itausa-Investimentos Itau SA (Preference Shares)	326,100	1,159,084
Mitsubishi UFJ Financial Group, Inc.	1,519,900	9,899,031
Shinhan Financial Group Co., Ltd.	30,530	1,216,163
Societe Generale SA	105,512	4,861,624
Sumitomo Mitsui Financial Group, Inc.	53,700	2,139,600
UniCredit SpA	704,950	4,687,827

		59,955,411

Diversified Financial Services - 3.5%
Challenger Ltd./Australia	510,380	2,795,378
Friends Life Group Ltd.	424,290	2,688,579
ORIX Corp.	594,100	8,447,670

		13,931,627

Insurance - 4.8%
AIA Group Ltd.	591,400	3,470,396
Assicurazioni Generali SpA	202,300	4,167,345
Direct Line Insurance Group PLC	449,800	2,268,047
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	34,030	7,063,321
Suncorp Group Ltd.	196,160	2,141,563

		19,110,672

Real Estate Management & Development - 1.6%
Aeon Mall Co., Ltd.	105,900	2,055,582
Lend Lease Group	209,296	2,832,292
Wharf Holdings Ltd. (The)	217,000	1,581,991

		6,469,865

Thrifts & Mortgage Finance - 0.2%
LIC Housing Finance Ltd.	101,450	811,263

		100,278,838

Consumer Discretionary - 18.3%
Auto Components - 7.4%
Aisin Seiki Co., Ltd.	115,000	4,239,612
Bridgestone Corp.	67,400	2,585,522
Cie Generale des Etablissements Michelin-Class B	47,872	4,596,017
GKN PLC	399,530	2,246,083
Nokian Renkaat Oyj	85,180	2,518,459
Plastic Omnium SA	80,066	2,431,641
Sumitomo Electric Industries Ltd.	366,400	4,759,820

Company	Shares	U.S. $ Value
Valeo SA	40,359	$6,061,652

		29,438,806

Automobiles - 6.0%
Bayerische Motoren Werke AG	23,210	2,933,602
Great Wall Motor Co., Ltd.-Class H	507,500	3,233,183
Honda Motor Co., Ltd.	226,900	7,504,763
Isuzu Motors Ltd.	211,000	3,069,244
Renault SA	21,190	2,032,004
Tata Motors Ltd.	182,410	1,697,327
Tata Motors Ltd.-Class A	156,180	906,495
Volkswagen AG (Preference Shares)	10,510	2,652,794

		24,029,412

Media - 2.5%
Liberty Global PLC-Series C (a)	161,938	8,448,305
Smiles SA	76,900	1,287,559

		9,735,864

Specialty Retail - 2.0%
Kingfisher PLC	342,360	1,930,443
Shimamura Co., Ltd.	22,600	2,191,619
Yamada Denki Co., Ltd. (b)	915,200	3,973,348

		8,095,410

Textiles, Apparel & Luxury Goods - 0.4%
Kering	8,660	1,761,265

		73,060,757

Industrials - 13.3%
Aerospace & Defense - 3.0%
Airbus Group NV	128,017	7,896,425
Safran SA	58,080	4,083,129

		11,979,554

Air Freight & Logistics - 0.5%
Royal Mail PLC	337,880	2,190,364

Airlines - 2.8%
International Consolidated Airlines Group SA (a)	654,190	5,833,824
Japan Airlines Co., Ltd.	45,700	1,407,418
Qantas Airways Ltd. (a)	1,727,583	3,892,342

		11,133,584

Industrial Conglomerates - 2.3%
Bidvest Group Ltd. (The)	57,140	1,576,537
Hutchison Whampoa Ltd.	250,000	3,416,798
Toshiba Corp.	989,000	4,093,531

		9,086,866

Machinery - 1.1%
JTEKT Corp.	272,000	4,271,598

Marine - 1.8%
AP Moeller-Maersk A/S-Class B	962	2,211,474

Company	Shares	U.S. $ Value
Nippon Yusen KK	1,670,000	$5,015,098

		7,226,572

Road & Rail - 1.3%
Central Japan Railway Co.	27,800	5,172,712

Trading Companies & Distributors - 0.5%
Rexel SA	96,475	1,882,558

		52,943,808

Telecommunication Services - 9.0%
Diversified Telecommunication Services - 5.3%
Bezeq The Israeli Telecommunication Corp., Ltd.	829,816	1,326,173
Nippon Telegraph & Telephone Corp.	122,300	7,622,760
Telecom Italia SpA (savings shares)	4,857,972	4,766,908
Telenor ASA	85,020	1,703,944
Vivendi SA (a)	229,183	5,579,571

		20,999,356

Wireless Telecommunication Services - 3.7%
China Mobile Ltd.	210,000	2,857,846
SK Telecom Co., Ltd.	7,990	2,096,907
Sunrise Communications Group AG (a)(c)	16,910	1,327,648
Turkcell Iletisim Hizmetleri AS (a)	249,920	1,314,026
Vodafone Group PLC	2,073,346	7,176,494

		14,772,921

		35,772,277

Health Care - 8.0%
Biotechnology - 0.7%
Actelion Ltd. (REG) (a)	25,520	3,055,174

Pharmaceuticals - 7.3%
Astellas Pharma, Inc.	238,200	3,789,251
GlaxoSmithKline PLC	469,680	11,136,738
Roche Holding AG	39,330	10,717,007
Teva Pharmaceutical Industries Ltd.	59,000	3,349,496

		28,992,492

		32,047,666

Information Technology - 7.0%
IT Services - 0.6%
Cap Gemini SA	29,940	2,416,885

Semiconductors & Semiconductor Equipment - 4.7%
Advanced Semiconductor Engineering, Inc.	1,102,000	1,479,196
ASM International NV	59,000	2,668,888
Infineon Technologies AG	302,370	3,498,340
Novatek Microelectronics Corp.	494,000	2,654,661
Sumco Corp. (b)	272,500	5,478,923
Tokyo Electron Ltd.	36,800	2,774,603

		18,554,611

Technology Hardware, Storage & Peripherals - 1.7%
Casetek Holdings Ltd.	264,000	1,445,049
Catcher Technology Co., Ltd.	293,000	2,665,726

Company	Shares	U.S. $ Value
Samsung Electronics Co., Ltd.	2,310	$2,857,021

		6,967,796

		27,939,292

Energy - 6.6%
Energy Equipment & Services - 0.3%
Aker Solutions ASA (a)(b)(c)	179,780	1,002,692

Oil, Gas & Consumable Fuels - 6.3%
BG Group PLC	474,820	6,990,621
JX Holdings, Inc.	1,389,800	5,631,566
Petroleo Brasileiro SA (Sponsored ADR)	134,350	901,489
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	148,203	4,838,899
Total SA	127,010	6,823,569

		25,186,144

		26,188,836

Materials - 6.0%
Chemicals - 4.4%
Arkema SA	41,141	3,074,582
BASF SE	16,300	1,561,857
Denki Kagaku Kogyo KK	524,000	2,041,296
Incitec Pivot Ltd.	600,286	1,907,445
JSR Corp.	286,500	5,240,240
Koninklijke DSM NV	65,321	3,641,502

		17,466,922

Construction Materials - 0.7%
Boral Ltd.	602,450	2,883,964

Metals & Mining - 0.0%
Dowa Holdings Co., Ltd.	2,700	22,299

Paper & Forest Products - 0.9%
Mondi PLC	164,392	3,367,645

		23,740,830

Consumer Staples - 2.9%
Beverages - 0.4%
Asahi Group Holdings Ltd.	43,100	1,333,408

Food & Staples Retailing - 0.5%
Delhaize Group SA	23,483	2,108,426

Household Products - 0.8%
Reckitt Benckiser Group PLC	36,790	3,320,733

Tobacco - 1.2%
Imperial Tobacco Group PLC	95,900	4,719,468

		11,482,035

Utilities - 1.9%
Electric Utilities - 1.9%
EDP-Energias de Portugal SA	496,116	1,955,593
Electricite de France SA	112,490	3,104,228
Enel SpA	589,396	2,716,971

Company	Shares	U.S. $ Value
		$7,776,792

Total Common Stocks (cost $355,451,232)		391,231,131

RIGHTS - 0.0%
Financials - 0.0%
Banks - 0.0%
Itausa-Investimentos Itau SA, expiring 3/25/15 (a) (cost $0)	2,394	2,867

SHORT-TERM INVESTMENTS - 1.1%
Investment Companies - 1.1%
AB Fixed Income Shares, Inc.-Government STIF
Portfolio, 0.09% (d)(e) (cost $4,199,949)	4,199,949	4,199,949

Total Investments Before Security Lending Collateral for Securities Loaned - 99.2% (cost $359,651,181)		395,433,947

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 2.4%
Investment Companies - 2.4%
AB Exchange Reserves-Class I, 0.10% (d)(e) (cost $9,603,606)	9,603,606	9,603,606

Total Investments - 101.6% (cost $369,254,787) (f)		405,037,553
Other assets less liabilities - (1.6)% (g)		(6,387,214)

Net Assets - 100.0%		$398,650,339

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at February 28, 2015	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
TOPIX Index Futures	14	March 2015	$1,687,006	$1,785,329	$98,323

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	CNY	15,982	USD	2,582	3/18/15	$(8,284)
Barclays Bank PLC	NOK	17,912	USD	2,600	3/18/15	263,886
Barclays Bank PLC	USD	1,058	CNY	6,514	3/18/15	(2,094)
Barclays Bank PLC	USD	3,986	SEK	29,477	3/18/15	(449,833)
Barclays Bank PLC	JPY	348,787	USD	2,929	6/18/15	9,434
BNP Paribas SA	AUD	2,338	USD	1,908	3/18/15	82,760
BNP Paribas SA	AUD	16,307	USD	12,679	3/18/15	(53,534)
BNP Paribas SA	USD	30,383	AUD	37,438	3/18/15	(1,152,550)
BNP Paribas SA	USD	969	CNY	5,988	3/18/15	1,224

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
BNP Paribas SA	USD	4,319	GBP	2,799	3/18/15	$1,595
BNP Paribas SA	USD	15,533	GBP	10,072	6/18/15	5,589
Citibank	AUD	4,556	USD	3,709	3/18/15	151,764
Citibank	GBP	841	USD	1,263	3/18/15	(35,007)
Citibank	ILS	18,281	USD	4,577	3/18/15	(12,298)
Citibank	SEK	22,488	USD	2,678	3/18/15	(19,788)
Citibank	USD	6,471	EUR	5,207	3/18/15	(643,540)
Credit Suisse International	CHF	1,704	USD	1,955	3/18/15	166,603
Credit Suisse International	EUR	14,580	USD	16,841	3/18/15	522,421
Credit Suisse International	USD	6,211	CHF	5,543	3/18/15	(393,466)
Deutsche Bank AG	BRL	6,659	USD	2,553	3/03/15	206,524
Deutsche Bank AG	BRL	6,659	USD	2,314	3/03/15	(32,979)
Deutsche Bank AG	USD	4,639	BRL	13,318	3/03/15	53,675
Deutsche Bank AG	JPY	1,127,696	USD	9,345	3/18/15	(83,141)
Deutsche Bank AG	USD	8,084	SEK	61,153	3/18/15	(747,734)
Deutsche Bank AG	BRL	6,659	USD	2,303	4/02/15	(21,594)
Goldman Sachs Bank USA	JPY	2,794,642	USD	24,471	3/18/15	1,105,134
Goldman Sachs Bank USA	KRW	6,165,590	USD	5,512	3/18/15	(83,692)
Goldman Sachs Bank USA	USD	9,933	AUD	12,046	3/18/15	(527,647)
Royal Bank of Scotland PLC	EUR	6,799	USD	8,548	3/18/15	937,925
Royal Bank of Scotland PLC	NZD	26,964	USD	19,934	3/18/15	(433,821)
Royal Bank of Scotland PLC	USD	17,370	CHF	16,714	3/18/15	170,760
Royal Bank of Scotland PLC	USD	20,694	NZD	26,964	3/18/15	(326,075)
Royal Bank of Scotland PLC	USD	10,743	NZD	14,456	6/18/15	81,161
Standard Chartered Bank	CNY	45,938	USD	7,427	3/18/15	(19,012)
Standard Chartered Bank	HKD	57,616	USD	7,433	3/18/15	3,955
Standard Chartered Bank	USD	11,280	JPY	1,315,410	3/18/15	(282,152)
State Street Bank & Trust Co.	EUR	3,438	USD	4,230	3/18/15	382,517
State Street Bank & Trust Co.	GBP	1,958	USD	3,067	3/18/15	44,352
UBS AG	EUR	3,098	USD	3,495	3/18/15	27,285
UBS AG	USD	3,237	EUR	2,845	3/18/15	(52,998)

						$(1,162,675)

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2015, the aggregate market value of these securities amounted to $2,330,340 or 0.6% of net assets.
(d)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
(e)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(f)	As of February 28, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $50,972,836 and gross unrealized depreciation of investments was $(15,190,070), resulting in net unrealized appreciation of $35,782,766.
(g)	An amount of U.S. $52,779 has been segregated to collateralize margin requirements for the open futures contracts at February 28, 2015.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
ILS	-	Israeli Shekel
JPY	-	Japanese Yen
KRW	-	South Korean Won
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
USD	-	United States Dollar
Glossary:
ADR	-	American Depositary Receipt
REG	-	Registered Shares
TOPIX	-	Tokyo Price Index

Country Breakdown*
February 28, 2015 (unaudited)

26.5%	Japan
16.2%	United Kingdom
14.3%	France
5.4%	Australia
5.2%	Germany
5.0%	Italy
4.3%	Netherlands
3.8%	Switzerland
2.2%	China
2.1%	Hong Kong
2.1%	Taiwan
2.0%	Denmark
1.9%	Israel
1.6%	India
6.3%	Other
1.1%	Short-Term

100.0%

*	All data are as of February 28, 2015. The Fund’s country breakdowns are expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 1.6% or less in the following countries: Belgium, Brazil, Finland, Norway, Portugal, South Africa, South Korea, Turkey and United States.

AB International Value Fund

February 28, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2015:

Investments in Securities:	Level 1		Level 2		Level 3		Total
Assets:
Common Stock:
Financials	$1,159,084		$99,119,754		$–0	–	$100,278,838
Consumer Discretionary	9,735,864		63,324,893		– 0	–	73,060,757
Industrials	3,416,798		49,527,010		– 0	–	52,943,808
Telecommunication Services	1,327,648		34,444,629		– 0	–	35,772,277
Health Care	– 0	–	32,047,666		– 0	–	32,047,666
Information Technology	– 0	–	27,939,292		– 0	–	27,939,292
Energy	901,489		25,287,347		– 0	–	26,188,836
Materials	– 0	–	23,740,830		– 0	–	23,740,830
Consumer Staples	– 0	–	11,482,035		– 0	–	11,482,035
Utilities	– 0	–	7,776,792		– 0	–	7,776,792
Rights	2,867		– 0	–	– 0	–	2,867
Short-Term Investments	4,199,949		– 0	–	– 0	–	4,199,949
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	9,603,606		– 0	–	– 0	–	9,603,606

Total Investments in Securities	30,347,305		374,690,248+		– 0	–	405,037,553
Other Financial Instruments*:
Assets:
Futures	– 0	–	98,323		– 0	–	98,323
Forward Currency Exchange Contracts	– 0	–	4,218,564		– 0	–	4,218,564
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(5,381,239)		– 0	–	(5,381,239)

Total^	$30,347,305		$373,625,896		$–0	–	$403,973,201

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
^	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valutation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Discovery Value Fund

Portfolio of Investments

February 28, 2015 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.9%
Financials - 27.5%
Banks - 9.0%
Associated Banc-Corp	948,185	$17,674,168
Comerica, Inc.	510,880	23,388,086
First Niagara Financial Group, Inc.	1,997,960	17,701,926
Huntington Bancshares, Inc./OH	2,937,590	32,137,235
Popular, Inc. (a)	857,409	29,589,184
Susquehanna Bancshares, Inc.	1,771,743	23,759,074
Synovus Financial Corp.	713,130	19,960,509
Webster Financial Corp.	608,470	21,010,469
Zions Bancorporation	1,106,829	29,591,073

		214,811,724

Capital Markets - 1.1%
E*TRADE Financial Corp. (a)	1,011,730	26,340,391

Consumer Finance - 1.3%
SLM Corp.	3,138,580	29,722,353

Insurance - 8.1%
American Financial Group, Inc./OH	552,240	34,791,120
Aspen Insurance Holdings Ltd.	714,110	32,741,944
CNO Financial Group, Inc.	1,802,330	29,305,886
Hanover Insurance Group, Inc. (The)	455,410	31,987,998
PartnerRe Ltd.	40,255	4,609,198
StanCorp Financial Group, Inc.	475,028	31,427,852
Validus Holdings Ltd.	673,150	28,029,966

		192,893,964

Real Estate Investment Trusts (REITs) - 7.1%
DDR Corp.	1,226,200	23,224,228
DiamondRock Hospitality Co.	2,075,220	30,049,186
LTC Properties, Inc.	675,840	30,162,739
Medical Properties Trust, Inc.	1,928,520	29,197,793
Mid-America Apartment Communities, Inc.	263,620	19,104,541
Parkway Properties, Inc./Md	1,179,220	20,766,064
STAG Industrial, Inc.	697,740	17,408,613

		169,913,164

Thrifts & Mortgage Finance - 0.9%
Essent Group Ltd. (a)	942,147	21,876,653

		655,558,249

Information Technology - 21.6%
Communications Equipment - 3.0%
Brocade Communications Systems, Inc.	1,975,210	24,472,852
Finisar Corp. (a)(b)	886,300	18,621,163
Harris Corp. (b)	359,110	27,895,665

		70,989,680

Electronic Equipment, Instruments & Components - 7.7%
Arrow Electronics, Inc. (a)	567,629	35,170,293
Avnet, Inc.	729,980	33,440,384
CDW Corp./DE	737,920	27,767,930
Insight Enterprises, Inc. (a)	938,053	24,670,794

Company	Shares	U.S. $ Value
Keysight Technologies, Inc. (a)	343,308	$12,887,782
TTM Technologies, Inc. (a)(b)	1,922,870	16,940,485
Vishay Intertechnology, Inc.	2,245,890	31,981,473

		182,859,141

IT Services - 3.6%
Amdocs Ltd.	574,470	30,159,675
Booz Allen Hamilton Holding Corp.	1,121,290	33,369,590
Genpact Ltd. (a)	994,450	22,096,679

		85,625,944

Semiconductors & Semiconductor Equipment - 4.1%
Advanced Micro Devices, Inc. (a)(b)	3,361,990	10,455,789
Fairchild Semiconductor International, Inc. (a)	1,740,270	30,350,309
Lam Research Corp.	409,530	33,769,844
Teradyne, Inc.	1,256,780	24,280,989

		98,856,931

Software - 1.8%
Electronic Arts, Inc. (a)	765,060	43,746,131

Technology Hardware, Storage & Peripherals - 1.4%
NCR Corp. (a)	1,163,260	34,211,476

		516,289,303

Consumer Discretionary - 19.2%
Auto Components - 3.4%
Dana Holding Corp.	812,170	17,745,915
Lear Corp.	265,150	28,880,138
Tenneco, Inc. (a)	578,810	33,709,894

		80,335,947

Automobiles - 1.3%
Thor Industries, Inc.	502,100	30,959,486

Hotels, Restaurants & Leisure - 1.6%
Bloomin’ Brands, Inc. (a)	1,435,990	36,991,102

Household Durables - 3.6%
Helen of Troy Ltd. (a)	338,350	25,924,377
Meritage Homes Corp. (a)(b)	769,668	34,257,923
PulteGroup, Inc.	1,133,670	25,575,595

		85,757,895

Multiline Retail - 2.6%
Big Lots, Inc.	749,510	35,759,122
Dillard’s, Inc.-Class A	209,370	27,251,599

		63,010,721

Specialty Retail - 6.0%
Brown Shoe Co., Inc.	724,800	21,744,000
Children’s Place, Inc. (The)	515,000	29,349,850
GameStop Corp.-Class A (b)	695,630	25,717,441
Office Depot, Inc. (a)	5,209,140	48,809,642

Company	Shares	U.S. $ Value
Pier 1 Imports, Inc.	1,485,800	$17,918,748

		143,539,681

Textiles, Apparel & Luxury Goods - 0.7%
Crocs, Inc. (a)	1,570,510	17,511,187

		458,106,019

Industrials - 11.9%
Aerospace & Defense - 1.3%
Spirit Aerosystems Holdings, Inc.-Class A (a)	609,840	30,010,226

Construction & Engineering - 2.9%
AECOM (a)	708,102	21,285,546
Granite Construction, Inc.	649,480	21,510,778
Tutor Perini Corp. (a)	1,175,510	27,354,118

		70,150,442

Electrical Equipment - 1.8%
General Cable Corp.	832,670	12,523,357
Regal-Beloit Corp.	388,660	30,292,160

		42,815,517

Machinery - 2.9%
ITT Corp.	590,737	24,261,569
Oshkosh Corp.	582,520	28,421,151
Terex Corp.	602,950	16,526,859

		69,209,579

Road & Rail - 1.8%
Con-way, Inc.	326,201	14,408,298
Ryder System, Inc.	300,390	28,233,656

		42,641,954

Trading Companies & Distributors - 1.2%
WESCO International, Inc. (a)	424,740	29,489,698

		284,317,416

Utilities - 5.3%
Electric Utilities - 2.7%
PNM Resources, Inc.	1,169,473	33,388,454
Westar Energy, Inc.	802,360	31,171,686

		64,560,140

Gas Utilities - 2.6%
Southwest Gas Corp.	533,790	30,564,815
UGI Corp.	939,147	31,921,607

		62,486,422

		127,046,562

Materials - 3.9%
Chemicals - 1.4%
A Schulman, Inc.	494,570	21,058,791
Huntsman Corp.	551,920	12,396,123

		33,454,914

Company	Shares	U.S. $ Value
Containers & Packaging - 1.7%
Avery Dennison Corp.	388,250	$20,790,787
Graphic Packaging Holding Co. (a)	1,333,920	20,128,853

		40,919,640

Metals & Mining - 0.8%
Steel Dynamics, Inc.	966,270	17,605,440

		91,979,994

Health Care - 3.4%
Health Care Providers & Services - 3.4%
LifePoint Hospitals, Inc. (a)	384,657	27,679,918
Molina Healthcare, Inc. (a)	325,930	20,758,482
WellCare Health Plans, Inc. (a)	373,230	33,893,016

		82,331,416

Energy - 2.6%
Oil, Gas & Consumable Fuels - 2.6%

Bill Barrett Corp. (a)(b)	1,372,360	13,778,494
Rosetta Resources, Inc. (a)	1,149,210	20,375,493
SM Energy Co.	566,870	27,504,533

		61,658,520

Consumer Staples - 2.5%
Food Products - 2.5%
Dean Foods Co.	2,031,280	32,744,234
Ingredion, Inc.	322,920	26,547,253

		59,291,487

Total Common Stocks (cost $1,916,826,813)		2,336,578,966

SHORT-TERM INVESTMENTS - 2.1%
Investment Companies - 2.1%
AB Fixed Income Shares, Inc.-Government STIF Portfolio, 0.09% (c)(d) (cost $49,432,917)	49,432,917	49,432,917

Total Investments Before Security Lending Collateral for Securities Loaned - 100.0% (cost $1,966,259,730)		2,386,011,883

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 2.3%
Investment Companies - 2.3%
AB Exchange Reserves-Class I, 0.10% (cost $55,990,426)	55,990,426	55,990,426

U.S. $ Value
Total Investments - 102.3% (cost $2,022,250,156) (e)	2,442,002,309
Other assets less liabilities - (2.3)%	(56,000,225)

Net Assets - 100.0%	$2,386,002,084

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of February 28, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $513,646,326 and gross unrealized depreciation of investments was $(93,894,173), resulting in net unrealized appreciation of $419,752,153.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
EUR	-	Euro
GBP	-	Great British Pound

AB Discovery Value Fund

February 28, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2015:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$2,336,578,966		$	– 0	–	$	– 0	–	$2,336,578,966
Short-Term Investments	49,432,917			– 0	–		– 0	–	49,432,917
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	55,990,426			– 0	–		– 0	–	55,990,426

Total Investments in Securities	2,442,002,309			– 0	–		– 0	–	2,442,002,309
Other Financial Instruments**	– 0	–		– 0	–		– 0	–	– 0	–

Total+	$2,442,002,309		$	– 0	–	$	– 0	–	$2,442,002,309

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Value Fund

Portfolio of Investments

February 28, 2015 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.0%
Financials - 24.0%
Banks - 8.7%
Bank of America Corp.	687,000	$10,861,470
Citigroup, Inc.	110,469	5,790,785
Comerica, Inc.	45,300	2,073,834
Fifth Third Bancorp	25,700	497,552
JPMorgan Chase & Co.	46,005	2,819,186
KeyCorp	38,700	539,091
PNC Financial Services Group, Inc. (The)	22,100	2,032,316
US Bancorp/MN	17,400	776,214
Wells Fargo & Co.	216,735	11,874,911

		37,265,359

Capital Markets - 2.1%
Bank of New York Mellon Corp. (The)	48,200	1,886,548
Goldman Sachs Group, Inc. (The)	18,377	3,487,771
Morgan Stanley	63,031	2,255,879
State Street Corp.	17,100	1,273,095

		8,903,293

Consumer Finance - 3.8%
Capital One Financial Corp.	107,056	8,426,378
Discover Financial Services	72,500	4,421,050
SLM Corp.	355,800	3,369,426

		16,216,854

Diversified Financial Services - 0.9%
Berkshire Hathaway, Inc.-Class B (a)	25,800	3,803,178

Insurance - 8.5%
ACE Ltd.	14,200	1,618,942
Allstate Corp. (The)	115,900	8,182,540
American Financial Group, Inc./OH	55,000	3,465,000
American International Group, Inc.	120,200	6,650,666
Aon PLC	50,100	5,028,036
Chubb Corp. (The)	9,831	987,524
Hanover Insurance Group, Inc. (The)	35,900	2,521,616
PartnerRe Ltd.	28,408	3,252,716
Progressive Corp. (The)	25,000	666,250
Travelers Cos., Inc. (The)	17,700	1,901,688
Unum Group	12,800	429,568
XL Group PLC	46,300	1,676,060

		36,380,606

		102,569,290

Health Care - 14.0%
Biotechnology - 1.0%
Gilead Sciences, Inc. (a)	39,433	4,082,498

Health Care Equipment & Supplies - 0.5%
Zimmer Holdings, Inc.	19,374	2,332,436

Health Care Providers & Services - 5.5%
Aetna, Inc.	60,700	6,042,685
Anthem, Inc.	67,400	9,870,730
Express Scripts Holding Co. (a)	32,200	2,730,238

Company	Shares	U.S. $ Value
UnitedHealth Group, Inc.	41,100	$4,670,193

		23,313,846

Pharmaceuticals - 7.0%
Johnson & Johnson	120,100	12,311,451
Merck & Co., Inc.	75,566	4,423,634
Pfizer, Inc.	389,500	13,367,640

		30,102,725

		59,831,505

Information Technology - 13.9%
Communications Equipment - 2.9%
Brocade Communications Systems, Inc.	285,853	3,541,719
Cisco Systems, Inc.	210,395	6,208,756
Harris Corp.	33,507	2,602,824

		12,353,299

Electronic Equipment, Instruments & Components - 0.8%
Arrow Electronics, Inc. (a)	37,600	2,329,696
Keysight Technologies, Inc. (a)	31,508	1,182,810

		3,512,506

IT Services - 1.7%
Booz Allen Hamilton Holding Corp.	47,197	1,404,583
Xerox Corp.	425,928	5,813,917

		7,218,500

Semiconductors & Semiconductor Equipment - 2.3%
Applied Materials, Inc.	140,887	3,529,220
Intel Corp.	195,500	6,500,375

		10,029,595

Software - 4.0%
Electronic Arts, Inc. (a)	79,485	4,544,952
Microsoft Corp.	217,498	9,537,288
Oracle Corp.	69,971	3,066,129

		17,148,369

Technology Hardware, Storage & Peripherals - 2.2%
Hewlett-Packard Co.	267,768	9,329,037

		59,591,306

Energy - 11.5%
Energy Equipment & Services - 0.4%
National Oilwell Varco, Inc.	32,000	1,739,200

Oil, Gas & Consumable Fuels - 11.1%
Chevron Corp.	56,167	5,991,896
Exxon Mobil Corp.	153,300	13,573,182
Hess Corp.	98,668	7,407,993
Marathon Oil Corp.	26,500	738,290
Marathon Petroleum Corp.	35,484	3,725,820
Murphy Oil Corp.	72,478	3,688,405
Occidental Petroleum Corp.	75,100	5,848,788

Company	Shares	U.S. $ Value
Valero Energy Corp.	107,201	$6,613,230

		47,587,604

		49,326,804

Consumer Discretionary - 11.5%
Auto Components - 1.0%
Lear Corp.	30,520	3,324,238
Magna International, Inc. (New York)-Class A	9,800	1,067,808

		4,392,046

Automobiles - 1.8%
Ford Motor Co.	461,000	7,532,740

Media - 3.0%
Liberty Global PLC-Series C (a)	94,301	4,919,683
Thomson Reuters Corp.	14,644	575,070
Time Warner, Inc.	87,293	7,145,805

		12,640,558

Multiline Retail - 2.7%
Dillard’s, Inc.-Class A	17,000	2,212,720
Dollar General Corp. (a)	62,305	4,524,589
Kohl’s Corp.	68,231	5,035,448

		11,772,757

Specialty Retail - 3.0%
Foot Locker, Inc.	83,175	4,671,940
GameStop Corp.-Class A	107,500	3,974,275
L Brands, Inc.	6,419	589,649
Office Depot, Inc. (a)	332,896	3,119,236
Staples, Inc.	26,647	446,737

		12,801,837

		49,139,938

Industrials - 7.2%
Aerospace & Defense - 1.6%
General Dynamics Corp.	12,500	1,734,750
L-3 Communications Holdings, Inc.	30,600	3,960,558
Northrop Grumman Corp.	8,000	1,325,680

		7,020,988

Air Freight & Logistics - 0.4%
FedEx Corp.	10,103	1,788,029

Airlines - 2.6%
Delta Air Lines, Inc.	172,309	7,671,197
JetBlue Airways Corp. (a)	191,597	3,293,552

		10,964,749

Commercial Services & Supplies - 0.1%
Republic Services, Inc.-Class A	10,402	425,650

Industrial Conglomerates - 1.6%
General Electric Co.	268,300	6,973,117

Company	Shares	U.S. $ Value
Machinery - 0.9%
ITT Corp.	88,287	$3,625,947

		30,798,480

Utilities - 6.9%
Electric Utilities - 3.5%
American Electric Power Co., Inc.	60,400	3,477,832
Edison International	97,900	6,290,075
FirstEnergy Corp.	17,246	603,265
Great Plains Energy, Inc.	78,722	2,094,792
Westar Energy, Inc.	60,200	2,338,770

		14,804,734

Gas Utilities - 1.6%
Atmos Energy Corp.	55,300	2,933,112
UGI Corp.	118,800	4,038,012

		6,971,124

Independent Power Producers & Energy Traders - 1.1%
Calpine Corp. (a)	216,996	4,600,315

Multi-Utilities - 0.7%
CMS Energy Corp.	48,751	1,712,623
DTE Energy Co.	7,300	598,819
Public Service Enterprise Group, Inc.	20,900	879,054

		3,190,496

		29,566,669

Consumer Staples - 5.2%
Beverages - 0.1%
Molson Coors Brewing Co.-Class B	5,700	432,573

Food & Staples Retailing - 1.9%
CVS Health Corp.	41,709	4,332,314
Kroger Co. (The)	49,754	3,539,997

		7,872,311

Food Products - 1.0%
Archer-Daniels-Midland Co.	24,700	1,182,636
Ingredion, Inc.	37,243	3,061,747

		4,244,383

Household Products - 1.4%
Energizer Holdings, Inc.	18,790	2,514,666
Procter & Gamble Co. (The)	41,247	3,511,357

		6,026,023

Tobacco - 0.8%
Altria Group, Inc.	61,964	3,487,953

		22,063,243

Telecommunication Services - 2.8%
Diversified Telecommunication Services - 2.0%
AT&T, Inc.	224,400	7,755,264
CenturyLink, Inc.	22,000	832,920

		8,588,184

Company	Shares	U.S. $ Value
Wireless Telecommunication Services - 0.8%
Vodafone Group PLC (Sponsored ADR)	95,800	$3,310,848

		11,899,032

Materials - 2.0%
Chemicals - 1.9%
CF Industries Holdings, Inc.	2,300	704,329
Eastman Chemical Co.	41,600	3,097,536
LyondellBasell Industries NV-Class A	49,700	4,269,727

		8,071,592

Metals & Mining - 0.1%
Alcoa, Inc.	48,300	714,357

		8,785,949

Total Common Stocks (cost $336,092,393)		423,572,216

SHORT-TERM INVESTMENTS - 1.2%
Investment Companies - 1.2%
AB Fixed-Income Shares, Inc.-Government STIF Portfolio, 0.09% (b)(c) (cost $5,265,092)	5,265,092	5,265,092

Total Investments Before Security Lending Collateral for Securities Loaned - 100.2% (cost $341,357,485)		428,837,308

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.9%
Investment Companies - 0.9%
AB Exchange Reserves-Class I, 0.10% (b)(c) (cost $4,085,000)	4,085,000	4,085,000

Total Investments - 101.1% (cost $345,442,485) (d)		432,922,308
Other assets less liabilities - (1.1)%		(4,871,488)

Net Assets - 100.0%		$428,050,820

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(c)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
(d)	As of February 28, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $92,969,613 and gross unrealized depreciation of investments was $(5,489,790), resulting in net unrealized appreciation of $87,479,823.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AB Value Fund

February 28, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2015:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$423,572,216		$	– 0	–	$	– 0	–	$423,572,216
Short-Term Investments	5,265,092			– 0	–		– 0	–	5,265,092
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	4,085,000			– 0	–		– 0	–	4,085,000

Total Investments in Securities	432,922,308			– 0	–		– 0	–	432,922,308

Other Financial Instruments**	– 0	–		– 0	–		– 0	–	– 0	–

Total+	$432,922,308		$	– 0	–	$	– 0	–	$432,922,308

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valutation Committee (the “Committee) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Trust

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	April 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	April 20, 2015

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	April 20, 2015